Risk Management (Details) - Schedule of Modified Loans - Collective [Member] - Credit Risk [Member] - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risk Management (Details) - Schedule of Modified Loans [Line Items]
Financial assets	40.811.886	38,729,401
Modified loans	$ 1,766,317,000	$ 1,479,055,000
Percentage	433.00%	3.82%
Total ECL Allowance	$ 1,149,991,000	$ 1,153,267,000
Modified loans	$ 409,394	$ 386,234,000
Percentage	3560.00%	33.49%
Stage 1 [Member]
Risk Management (Details) - Schedule of Modified Loans [Line Items]
Financial assets	34.765.745	34,675,625
Modified loans
Percentage
Total ECL Allowance	$ 127,663,000	$ 196,845,000
Modified loans
Percentage
Stage 2 [Member]
Risk Management (Details) - Schedule of Modified Loans [Line Items]
Financial assets	3.856.528	2,007,499
Modified loans	$ 739,474,000	$ 679,496,000
Percentage	1917.00%	33.85%
Total ECL Allowance	$ 204,903,000	$ 175,791,000
Modified loans	$ 48,419	$ 60,584,000
Percentage	2363.00%	34.46%
Stage 3 [Member]
Risk Management (Details) - Schedule of Modified Loans [Line Items]
Financial assets	2.189.613	2,046,277
Modified loans	$ 1,026,843,000	$ 799,559,000
Percentage	4690.00%	39.07%
Total ECL Allowance	$ 817,425,000	$ 780,631,000
Modified loans	$ 360,975	$ 325,650,000
Percentage	4416.00%	41.72%